Supplemental disclosures with respect to cash flows (Tables)	9 Months Ended
Sep. 30, 2026
Supplemental Disclosures With Respect To Cash Flows
Schedule of supplemental cash flows

	September 30,	September 30,
	2026	2025
	$	$
Prepayments and receivables	389,327	118,019
Accounts payable and accrued liabilities	43,900	(30,870)
Net change	433,227	87,149

Schedule of non-cash investing activities

	September 30,	September 30,
	2026	2025
	$	$
Non-cash investing activities:
Shares received for the sale of mineral properties	–	2,839,872
Shares issued for the acquisition of mineral properties	(2,310,000)	(25,000)
	(2,310,000)	2,814,872